Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net loss	$ (99,233,000)	$ (82,905,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,996,000	3,322,000
Share-based compensation (net of amount capitalized)	15,873,000	23,810,000
Gain on lease incentive and modification	(1,335,000)	0
Gain on termination of operating lease	(160,000)	0
Loss on disposal of property and equipment	0	43,000
Changes in operating assets and liabilities
Prepaid expenses and other assets, current	(12,711,000)	(15,841,000)
Prepaid expenses and other assets, non-current	(2,650,000)	0
Long-term deposits	(455,000)	(724,000)
Right of use assets, net	2,593,000	1,870,000
Accounts payable	510,000	362,000
Accrued expenses and other liabilities	4,951,000	1,772,000
Lease liabilities	(1,407,000)	74,000
Net cash used in operating activities	(90,028,000)	(68,217,000)
Cash flows from investing activities:
Purchases of property and equipment	(9,209,000)	(16,754,000)
Net cash used in investing activities	(9,209,000)	(16,754,000)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares, net of issuance costs	74,023,000	108,829,000
Net cash provided by financing activities	74,023,000	108,829,000
Effect of exchange rate changes on cash and restricted cash	(7,735,000)	(11,366,000)
Net increase in cash and restricted cash	(32,949,000)	12,492,000
Cash and restricted cash, beginning of period	211,430,000	217,555,000
Cash and restricted cash, end of period	178,481,000	230,047,000
Supplemental non-cash flow information
Property and equipment purchases included in accounts payable and accrued expenses	2,872,000	1,471,000
Right of use assets terminated and obtained in exchange for operating lease liabilities, net	29,062,000	0
Capitalized implementation costs included in accrued expenses	144,000	0
Capitalized share-based compensation	(87,000)	130,000
Reconciliation of cash and restricted cash reported within the condensed consolidated balance sheets:
Total cash and restricted cash	$ 178,481,000	$ 230,047,000